Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	676,028,575.91	32,262
Yield Supplement Overcollateralization Amount 10/31/19	33,244,621.95	0
Receivables Balance 10/31/19	709,273,197.86	32,262
Principal Payments	21,580,673.77	684
Defaulted Receivables	1,223,152.26	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	31,729,726.40	0
Pool Balance at 11/30/19	654,739,645.43	31,534

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.05%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	4,159,978.49	190
Past Due 61-90 days	989,386.22	51
Past Due 91-120 days	151,599.35	13
Past Due 121+ days	0.00	0
Total	5,300,964.06	254

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	392,599.04
Aggregate Net Losses/(Gains) - November 2019	830,553.22
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.41%
Prior Net Losses Ratio	0.62%
Second Prior Net Losses Ratio	0.80%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	7,529,505.92
Actual Overcollateralization	7,529,505.92
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	56.05

Flow of Funds	$ Amount

Collections	24,355,421.50
Investment Earnings on Cash Accounts	5,243.68
Servicing Fee	(591,061.00)
Transfer to Collection Account	-
Available Funds	23,769,604.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,374,431.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,064,601.86
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,529,505.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,260,284.13

Total Distributions of Available Funds	23,769,604.18

Servicing Fee	591,061.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 11/15/19	668,254,247.29
Principal Paid	21,044,107.78
Note Balance @ 12/16/19	647,210,139.51

Class A-1
Note Balance @ 11/15/19	11,204,247.29
Principal Paid	11,204,247.29
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	268,940,000.00
Principal Paid	9,839,860.49
Note Balance @ 12/16/19	259,100,139.51
Note Factor @ 12/16/19	96.3412432%

Class A-3
Note Balance @ 11/15/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	268,940,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-4
Note Balance @ 11/15/19	81,820,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	81,820,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	24,900,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	24,900,000.00
Note Factor @ 12/16/19	100.0000000%

Class C
Note Balance @ 11/15/19	12,450,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	12,450,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,465,212.27
Total Principal Paid	21,044,107.78
Total Paid	22,509,320.05

Class A-1
Coupon	2.54330%
Interest Paid	24,538.02
Principal Paid	11,204,247.29
Total Paid to A-1 Holders	11,228,785.31

Class A-2
Coupon	2.63000%
Interest Paid	589,426.83
Principal Paid	9,839,860.49
Total Paid to A-2 Holders	10,429,287.32

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7694732
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4140544
Total Distribution Amount	27.1835276

A-1 Interest Distribution Amount	0.1434972
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	65.5219140
Total A-1 Distribution Amount	65.6654112

A-2 Interest Distribution Amount	2.1916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	36.5875678
Total A-2 Distribution Amount	38.7792345

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	50.59
Noteholders' Third Priority Principal Distributable Amount	591.61
Noteholders' Principal Distributable Amount	357.80

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	2,075,325.29
Investment Earnings	2,837.20
Investment Earnings Paid	(2,837.20)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29